Leases - Schedule of Future Minimum Lease Payments (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 5.8
2017	4.6
2018	4.2
2019	3.6
2020	3.0
Thereafter	18.7
Total	$ 39.9